Acquisition Activities - Additional Information (Detail) (Warehouse Lending Division, MetLife Bank, N.A., USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Warehouse Lending Division, MetLife Bank, N.A.
Business Combination, Separately Recognized Transactions [Line Items]
Effective Date of Acquisition	Apr. 02, 2012
Date of Acquisition Agreement	Feb. 08, 2012
Goodwill Amount	$ 0